SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ARE STATED AT COST LESS ACCUMULATED DEPRECIATION (Details)	Sep. 30, 2024	Mar. 31, 2024
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	8 years	6 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	47 years	47 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	6 years	6 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	27 years	18 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years	2 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years	15 years